Average Annual Total Returns{- Fidelity Short-Term Bond Fund} - 08.31 Fidelity Short-Term Bond Fund AMCIZ PRO-12 - Fidelity Short-Term Bond Fund	Fidelity Advisor Short-Term Bond Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Short-Term Bond Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Short-Term Bond Fund: Class A Return Before Taxes Inception Date	Fidelity Advisor Short-Term Bond Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Short-Term Bond Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Short-Term Bond Fund: Class A After Taxes on Distributions Inception Date	Fidelity Advisor Short-Term Bond Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Short-Term Bond Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Short-Term Bond Fund: Class A After Taxes on Distributions and Sales Inception Date	Fidelity Advisor Short-Term Bond Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Short-Term Bond Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Short-Term Bond Fund: Class M Return Before Taxes Inception Date	Fidelity Advisor Short-Term Bond Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Short-Term Bond Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Short-Term Bond Fund: Class C Return Before Taxes Inception Date	Fidelity Advisor Short-Term Bond Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Short-Term Bond Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Short-Term Bond Fund: Class I Return Before Taxes Inception Date	Fidelity Advisor Short-Term Bond Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Short-Term Bond Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Short-Term Bond Fund: Class Z Return Before Taxes Inception Date	LB013 Past 1 year	LB013 Since Inception
Total	2.06%	1.71%	[1]	Jul. 12, 2016	1.06%	1.02%	[1]	Jul. 12, 2016	1.26%	1.01%	[1]	Jul. 12, 2016	2.05%	1.70%	[1]	Jul. 12, 2016	1.73%	1.18%	[1]	Jul. 12, 2016	3.77%	2.21%	[1]	Jul. 12, 2016	3.92%	3.94%	[1]	Oct. 02, 2018	3.33%	2.12%	[1]

[1]	(a)From July 12, 2016 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.